Shareholders’ Equity - Initial Public Offering and Impact of Corporate Reorganization (Details)			12 Months Ended
	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) shares	Jun. 22, 2018 GBP (£) shares
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs			$ 156,920,000	$ 127,686,000	$ 32,222,000
Payment of stock issuance cost	$ 16,000,000
Equity conversion ratio		3.185
Shares outstanding (shares) | shares			129,074,156	29,962,741	13,921,543
Ordinary shares
Class of Stock
Shares outstanding (shares) | shares			40,146,182
Shares value			$ 2,000	$ 1,000
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares) | shares	10,147,059
Per share price of issuance (usd per share) | $ / shares	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 156,500,000
Deferred Shares
Class of Stock
Shares outstanding (shares) | shares		34,425	34,425			34,425
Shares value		$ 1.00	$ 0	0
Deferred B shares
Class of Stock
Shares outstanding (shares) | shares		88,893,548	88,893,548			88,893,548
Shares value		$ 118,000	$ 118,000	0
Share capital registration threshold | £						£ 50,000
Deferred C shares
Class of Stock
Shares outstanding (shares) | shares			1
Shares value		$ 1.00	$ 0	$ 0